LONG-TERM DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Long-term Debt
Long-term debt consists of:

	March 31, 2016	December 31, 2015
	(In thousands)
Term Loan, final payment due November 16, 2022	$790,000	$800,000
6.75% Senior Notes due December 15, 2022 (the "Match Group Senior Notes"); interest payable each June 15 and December 15, which commences June 15, 2016	445,172	445,172
Total long-term debt	$1,235,172	$1,245,172
Less: Current portion of long-term debt	40,000	40,000
Less: Net adjustment for remaining original issue discount on Term Loan and original issue premium related to the Match Exchange Offer	11,266	11,691
Less: Unamortized debt issuance costs	16,009	16,610
Total long-term debt, net of current maturities	$1,167,897	$1,176,871

Long-term debt consists of:

	December 31,
	2015	2014
	(In thousands)
Term Loan, final payment due November 16, 2022	$800,000	$—
6.75% Senior Notes due December 15, 2022 (the "Match Group Senior Notes"); interest payable each June 15 and December 15, which commences June 15, 2016	445,172	—
3.57% Notes (a)	—	79,000
5.00% Note (a)	—	64,586
5.90% Note (a)	—	47,000
Total long-term debt	1,245,172	190,586
Less: Current portion of long-term debt	40,000	—
Less: Net adjustment for remaining original issue discount on Term Loan and original issue premium related to the Match Exchange Offer	11,691	—
Total long-term debt, net of current maturities	$1,193,481	$190,586
______________________
(a) These related party notes were paid off in full prior to our IPO. See Note 17—Related Party Transactions.

Schedule of Debt Instrument Redemption
At any time prior to December 15, 2017, the Match Group Senior Notes may be redeemed at a redemption price equal to the sum of the principal amount thereof, plus accrued and unpaid interest and a make-whole premium. Thereafter, the Match Group Senior Notes may be redeemed at the redemption prices set forth below, together with accrued and unpaid interest thereon to the applicable redemption date, if redeemed during the twelve-month period beginning on December 15 of the years indicated below:

Year	Percentage
2017	102.375%
2018	101.583%
2019	100.792%
2020 and thereafter	100.000%

Schedule of Long-term Debt Maturities
Long-term debt maturities are as follows:

Years Ending December 31,	(In thousands)
2016	$40,000
2017	40,000
2018	40,000
2019	40,000
2020	40,000
2021	40,000
2022	1,005,172
Total	1,245,172
Less: Current portion of long-term debt	40,000
Less: Net adjustment for remaining original issue discount on Term Loan and original issue premium related to the Match Exchange Offer	11,691
Total long-term debt, net of current maturities	$1,193,481